Filed pursuant to Rule 497(a)

File Nos. 333-148624 and 811-22167

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus Dated October 18, 2017

[ ], 2017
Share Classes
Institutional	Class R6	Class P

Allianz Multi-Strategy Funds Prospectus

AllianzGI PerformanceFee Managed Futures Strategy Fund
Institutional Class	[ ]
Class P	[ ]
Class R6	[ ]

AllianzGI PerformanceFee Structured US Fixed Income Fund
Institutional Class	[ ]
Class P	[ ]
Class R6	[ ]

AllianzGI PerformanceFee Structured US Equity Fund
Institutional Class	[ ]
Class P	[ ]
Class R6	[ ]

As with other mutual funds, the U.S. Securities and Exchange Commission and the U.S. Commodity Futures Trading Commission have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Investors should consider the investment objectives, risks and charges and expenses of the Funds described herein before investing. The preliminary prospectus, which contains this and other information about the Funds, should be read carefully before investing. For a final prospectus or summary prospectus, when available, or more information about the Funds, please call 1-800-498-5413.

Allianz Multi-Strategy Funds Prospectus

The Prospectus explains what you should know about AllianzGI PerformanceFee Managed Futures Strategy Fund, AllianzGI PerformanceFee Structured US Fixed Income Fund and AllianzGI PerformanceFee Structured US Equity Fund (each, a “Fund” and together, the “Funds”) of Allianz Funds Multi-Strategy Trust (the “Trust”) before you invest. Please read it carefully.

AllianzGI PerformanceFee Managed Futures Strategy Fund

[**To be updated by amendment]

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class R6	None	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Institutional	[0.75%]	None	[4.69%]	[0.05%]	[5.49%]	[(4.55)%]	[0.94%]
Class R6	[0.75%]	None	[4.64%]	[0.05%]	[5.44%]	[(4.55)%]	[0.89%]
Class P	[0.75%]	None	[4.74%]	[0.05%]	[5.54%]	[(4.55)%]	[0.99%]
(1)

The Management Fee consists of a base fee at an annualized rate of 0.75% of the Fund’s average daily net assets, subject to a positive or negative performance adjustment of up to 0.75% based on the Fund’s performance relative to the BofA Merrill Lynch 3-Month US T-Bill Index plus 5.00% (annualized). The Management Fee does not become subject to the performance-based adjustment until after [                     ]. From the Fund’s launch until [                     ], Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) has also agreed to waive its Management Fee in an amount equal to any negative performance adjustment that would otherwise have applied during the period. See “Management of the Funds” in the Fund’s prospectus for details.

(2)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2018 and include organizational expenses.
(3)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through [December 31, 2018] to the extent that Other Expenses, [excluding interest, tax, and extraordinary expenses, and certain credits and other expenses,] exceed [0.14]% for Institutional shares, [0.09]% for Class R6 shares and [0.19]% for Class P shares. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years
Institutional	[$96]	[$786]
Class R6	[91]	[771]
Class P	[101]	[801]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund pursues its objective of seeking long-term capital appreciation by investing in both long and short positions across multiple asset classes, including equity, fixed income, commodities, currencies and other asset classes described in greater detail below. There are no geographic limits on the market exposure of the Fund’s assets. The Fund actively adjusts its asset class allocations based on a dynamic approach. The Fund’s active approach to asset allocation is comprised of two components. The first component is a proprietary rule-based asset allocation approach that is purely quantitative in nature. The second component consists of fundamental assessments based on both quantitative and qualitative factors to tactically adjust the Fund’s asset allocation with the aim of enhancing returns.

The Fund will seek exposure to different asset classes, including, without limitation, global equities, real estate investment trusts (“REITs”), commodities, sovereign bonds, covered bonds, inflation-linked bonds,

Prospectus	1

AllianzGI PerformanceFee Managed Futures Strategy Fund (continued)

corporate bonds, mortgage-backed securities, asset-backed securities, high yield bonds, emerging markets bonds and various currencies by investing in both long and short positions across those asset classes. The Fund expects to obtain exposure to these asset classes through listed futures, over-the-counter forward contracts and/or a wide range of additional derivatives, including credit default swaps and other swaps. The Fund may also make direct investments in exchange-traded funds, exchange-traded notes, bonds, open-end mutual funds and securities of individual issuers. The portfolio managers retain full discretion in determining how the Fund obtains exposure to the targeted asset classes. The Fund is not subject to limitations with respect to its assets class allocations, and may invest as much as all or as little as none of its assets in a given asset class.

The Fund expects to invest in commodity-related instruments, including commodity futures, through its wholly-owned and controlled subsidiary (the “Subsidiary”), which, like the Fund, is advised by the Manager. The Fund may invest no more than 25% of its assets in the Subsidiary. The Subsidiary is expected to invest primarily in commodity futures, forwards and swap contracts, but it also may invest in other asset classes. Unless otherwise indicated, all references in the Fund’s prospectus to the Fund’s investments, investment strategies and investment risks include both direct investments and indirect investments made through the Subsidiary.

The Fund may use derivatives in the manner described above, and also may otherwise use derivatives to achieve its investment objective. Derivatives used by the Fund may include futures, options, interest rate swaps, credit default swaps and credit default swaps on indices, currency forwards, foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

While the Fund does not expect to borrow under normal circumstances, it will obtain operational leverage, including through the use of certain derivative instruments. The operational leverage may occur due to the low margin deposits required in futures and options trading and in trading certain other financial instruments. A sudden, precipitous drop in value of the Fund’s assets accompanied by corresponding margin calls could force the Fund to liquidate assets quickly, and not for fair value, in order to meet its margin requirements.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

2	Allianz Multi-Strategy Funds

AllianzGI PerformanceFee Managed Futures Strategy Fund (continued)

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Subsidiary Risk:  the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors U.S. LLC

Portfolio Managers

Rahul Malhotra, Ph.D., portfolio manager and director, has managed the Fund since 2017.

Giorgio Carlino, CFA, portfolio manager and managing director, has managed the Fund since 2017.

Claudio Marsala, portfolio manager and director, has managed the Fund since 2017.

Huy Thanh Vo, CFA, portfolio manager and vice-president, has managed the Fund since 2017.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (“NAV”) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is

Prospectus	3

AllianzGI PerformanceFee Managed Futures Strategy Fund (continued)

$1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class R6 shares, there is no minimum initial investment for specified benefit plans and other eligible investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4	Allianz Multi-Strategy Funds

AllianzGI PerformanceFee Structured US Fixed Income Fund

[**To be updated by amendment]

Investment Objective	The Fund seeks to earn total return that exceeds the return of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class R6	None	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Institutional	[0.30%]	None	[3.42%]	[0.05%]	[3.77%]	[(3.42)%]	[0.35%]
Class R6	[0.30%]	None	[3.37%]	[0.05%]	[3.72%]	[(3.37)%]	[0.35%]
Class P	[0.30%]	None	[3.47%]	[0.05%]	[3.82%]	[(3.47)%]	[0.35%]
(1)

The Management Fee consists of a base fee at an annualized rate of 0.30% of the Fund’s average daily net assets, subject to a positive or negative performance adjustment of up to 0.30% based on the Fund’s performance relative to the Bloomberg Barclays U.S. Aggregate Bond Index plus 0.625% (annualized). The Management Fee does not become subject to the performance-based adjustment until after [                     ]. From the Fund’s launch until [                     ], Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) has also agreed to waive its Management Fee in an amount equal to any negative performance adjustment that would otherwise have applied during the period. See “Management of the Funds” in the Fund’s prospectus for details.

(2)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2018 and include organizational expenses.
(3)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through [December 31, 2018] to the extent that Other Expenses, [excluding interest, tax, and extraordinary expenses, and certain credits and other expenses,] exceed [0]% for Institutional shares, [0]% for Class R6 shares and [0]% for Class P shares. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years
Institutional	[$36]	[$553]
Class R6	[36]	[543]
Class P	[36]	[564]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund pursues its objective of seeking to earn total return that exceeds the return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) by maintaining long exposure to the U.S. fixed income market while employing an option overlay strategy that has the potential to enhance returns and/or control risk.

The Fund typically seeks passive, relatively low-cost exposure to the Index. To achieve this exposure, the Fund typically invests in exchange traded funds (“ETFs”) and bond total return swaps that offer investment returns similar to the Index. The Fund also may invest directly in some or all of the securities included in the Index, seeking to replicate approximately the relative weighting of the securities in the Index. Additionally, to achieve the desired exposure to the Index, the Fund may invest in bond index futures and other instruments that would result in similar market exposure.

The Fund’s option overlay strategy consists primarily of three option position types, which will typically involve options on equity and volatility indices: (i) “range-bound” spreads, (ii) “directional” spreads and (iii) a

Prospectus	5

AllianzGI PerformanceFee Structured US Fixed Income Fund (continued)

“hedging” position type. A range-bound spread typically consists of selling a call and a put with a breakeven level of the zone being informed by proprietary statistical analysis. A range-bound spread is intended to be successful when the underlying index for the options trades within a specified range over a given timeframe. A directional spread typically consists of call spreads or put spreads that are designed to be successful when the index makes a larger-than-normal move to either the upside or the downside. The option portfolio’s hedging positions typically consist of long out-of-the-money puts that are intended primarily to protect the option portfolio against short-term market dislocations. Under each option position type, the number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk-reward profile of the position, or they can be the same.

To effect its option overlay strategy, the Fund may take numerous positions involving diverse strike prices, expirations and underlying assets. The number of such positions may fluctuate over time. The Fund’s portfolio managers generally seek to optimize the Fund’s option overlay strategy based on considerations that include (i) targeted positive return potential, (ii) structural risk protections, (iii) collateral management and (iv) flexibility to restructure profit zones where necessary. In addition to the option position types described above, the Fund may opportunistically utilize numerous other option and non-option positions that are consistent with the Fund’s investment objective. All options are expected to be held until expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. The portfolio managers’ strategic decisions are informed in part by proprietary statistical analysis, which includes historical look-backs at the price movement of relevant indices.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed income securities of U.S. issuers. Interests in ETFs or other funds that invest primarily in fixed income securities of U.S. issuers are considered fixed income securities of U.S. issuers for purposes of this 80% policy. Under normal circumstances, the options that the Fund purchases or writes will be on U.S. equity and volatility indices that may include, without limitation, the S&P 500 Index, the Russell 2000 Index, the Nasdaq-100 Index, the CBOE Volatility Index (VIX), the iPath S&P 500 VIX Short-Term Futures ETN (VXX). The Fund may also take long or short positions in CBOE Volatility Index (VIX) Futures. The Fund currently defines “U.S. issuers” as those issuers that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the Index.

While the Fund intends to obtain fixed income market exposure through ETF investments under normal conditions, it retains the flexibility to invest directly in common and preferred stock, bonds, U.S. government securities, cash instruments, index futures, volatility futures, exchange traded funds, exchange traded notes, swaps (including variance swaps) and money market instruments, and may purchase and write options with respect to any of the foregoing. Additionally, while the Fund expects to use options in connection with the investments described above, it retains the ability to use options and other derivatives for a range of other purposes, including leverage and gaining indirect exposure to certain investments. The Fund expects to hold cash and cash equivalents from time to time as a result of receiving option premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

6	Allianz Multi-Strategy Funds

AllianzGI PerformanceFee Structured US Fixed Income Fund (continued)

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors U.S. LLC

Portfolio Managers

Greg P. Tournant, lead portfolio manager, managing director and CIO US Structured Products has managed the Fund since 2017

Trevor Taylor, co-lead portfolio manager and managing director, has managed the Fund since 2017.

Stephen G. Bond-Nelson, portfolio manager and managing director, has managed the Fund since 2017.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (“NAV”) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class R6 shares, there is no minimum initial investment for specified benefit plans and other eligible investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	7

AllianzGI PerformanceFee Structured US Equity Fund

[**To be updated by amendment]

Investment Objective	The Fund seeks to earn total return that exceeds the return of the S&P 500 Index.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class R6	None	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Institutional	[0.60%]	None	[3.42%]	[0.05%]	[4.07%]	[(3.42)%]	[0.65%]
Class R6	[0.60%]	None	[3.37%]	[0.05%]	[4.02%]	[(3.37)%]	[0.65%]
Class P	[0.60%]	None	[3.47%]	[0.05%]	[4.12%]	[(3.47)%]	[0.65%]
(1)

The Management Fee consists of a base fee at an annualized rate of 0.60% of the Fund’s average daily net assets, subject to a positive or negative performance adjustment of up to 0.60% based on the Fund’s performance relative to the S&P 500 Index plus 1.25% (annualized). The Management Fee does not become subject to the performance-based adjustment until after [                     ]. From the Fund’s launch until [                     ], Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) has also agreed to waive its Management Fee in an amount equal to any negative performance adjustment that would otherwise have applied during the period. See “Management of the Funds” in the Fund’s prospectus for details.

(2)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2018 and include organizational expenses.
(3)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through [December 31, 2018] to the extent that Other Expenses, [excluding interest, tax, and extraordinary expenses, and certain credits and other expenses,] exceed [0]% for Institutional shares, [0]% for Class R6 shares and [0]% for Class P shares. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years
Institutional	[$66]	[$645]
Class R6	[66]	[635]
Class P	[66]	[655]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund pursues its objective of seeking to earn total return that exceeds the return of the S&P 500 Index (the “Index”) by maintaining long exposure to the U.S. equity market while employing an option overlay strategy that has the potential to enhance returns and/or control risk.

The Fund typically seeks passive, relatively low-cost exposure to the Index. To achieve this exposure, the Fund typically invests in exchange traded funds (“ETFs”), such as the SPDR S&P 500 ETF or iShares Core S&P 500 ETF, that offer investment returns similar to the Index. The Fund also may invest directly in some or all of the companies included in the Index, seeking to replicate approximately the relative weighting of the stocks in the Index. Additionally, to achieve the desired exposure to the Index, the Fund may invest in stock index futures, equity swaps and other instruments that would result in similar market exposure.

The Fund’s option overlay strategy consists primarily of three option position types, which will typically involve options on equity and volatility indices: (i) “range-bound” spreads, (ii) “directional” spreads and (iii) a “hedging” position type. A range-bound spread typically consists of selling a call and a put with a breakeven level

8	Allianz Multi-Strategy Funds

AllianzGI PerformanceFee Structured US Equity Fund (continued)

of the zone being informed by proprietary statistical analysis. A range-bound spread is intended to be successful when the underlying index for the options trades within a specified range over a given timeframe. A directional spread typically consists of call spreads or put spreads that are designed to be successful when the index makes a larger-than-normal move to either the upside or the downside. The option portfolio’s hedging positions typically consist of long out-of-the-money puts that are intended primarily to protect the option portfolio against short-term market dislocations. Under each option position type, the number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk-reward profile of the position, or they can be the same.

To effect its option overlay strategy, the Fund may take numerous positions involving diverse strike prices, expirations and underlying assets. The number of such positions may fluctuate over time. The Fund’s portfolio managers generally seek to optimize the Fund’s option overlay strategy based on considerations that include (i) targeted positive return potential, (ii) structural risk protections, (iii) collateral management and (iv) flexibility to restructure profit zones where necessary. In addition to the option position types described above, the Fund may opportunistically utilize numerous other option and non-option positions that are consistent with the Fund’s investment objective. All options are expected to be held until expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. The portfolio managers’ strategic decisions are informed in part by proprietary statistical analysis, which includes historical look-backs at the price movement of relevant indices.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. issuers. Interests in ETFs or other funds that invest primarily in common stocks of U.S. issuers are considered common stocks of U.S. issuers for purposes of this 80% policy. Under normal circumstances, the options that the Fund purchases or writes will be on U.S. equity and volatility indices that may include, without limitation, the S&P 500 Index, the Russell 2000 Index, the Nasdaq-100 Index, the CBOE Volatility Index (VIX), the iPath S&P 500 VIX Short-Term Futures ETN (VXX). The Fund may also take long or short positions in CBOE Volatility Index (VIX) Futures. The Fund currently defines “U.S. issuers” as those issuers that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the Index.

While the Fund intends to obtain equity market exposure through ETF investments under normal conditions, it retains the flexibility to invest directly in common and preferred stock, bonds, U.S. government securities, cash instruments, index futures, volatility futures, exchange traded funds, exchange traded notes, swaps (including variance swaps) and money market instruments, and may purchase and write options with respect to any of the foregoing. Additionally, while the Fund expects to use options in connection with the investments described above, it retains the ability to use options and other derivatives for a range of other purposes, including leverage and gaining indirect exposure to certain investments. The Fund expects to hold cash and cash equivalents from time to time as a result of receiving option premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Prospectus	9

AllianzGI PerformanceFee Structured US Equity Fund (continued)

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors U.S. LLC

Portfolio Managers

Greg P. Tournant, lead portfolio manager, managing director and CIO US Structured Products has managed the Fund since 2017.

Trevor Taylor, co-lead portfolio manager and managing director, has managed the Fund since 2017.

Stephen G. Bond-Nelson, portfolio manager and managing director, has managed the Fund since 2017.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (“NAV”) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class R6 shares, there is no minimum initial investment for specified benefit plans and other eligible investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

10	Allianz Multi-Strategy Funds

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds.  The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

Prospectus	11

AllianzGI PerformanceFee Managed Futures Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation. Fund Category Multi-Asset	Fund Focus Global Equity, Fixed Income and Commodities Securities, Derivatives and Other Asset Classes	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Annually

The Fund pursues its objective of seeking long-term capital appreciation by investing in both long and short positions across multiple asset classes, including equity, fixed income, commodities, currencies and other asset classes described in greater detail below. There are no geographic limits on the market exposure of the Fund’s assets. The Fund actively adjusts its asset class allocations based on a dynamic approach. The Fund’s active approach to asset allocation is comprised of two components. The first component is a proprietary rule-based asset allocation approach that is purely quantitative in nature. The second component consists of fundamental assessments based on both quantitative and qualitative factors to tactically adjust the Fund’s asset allocation with the aim of enhancing returns.

The Fund will seek exposure to different asset classes, including, without limitation, global equities, real estate investment trusts (“REITs”), commodities, sovereign bonds, covered bonds, inflation-linked bonds, corporate bonds, mortgage-backed securities, asset-backed securities, high yield bonds, emerging markets bonds and various currencies by investing in both long and short positions across those asset classes. The Fund expects to obtain exposure to these asset classes through listed futures, over-the-counter forward contracts and/or a wide range of additional derivatives, including credit default swaps and other swaps. The Fund may also make direct investments in exchange-traded funds, exchange-traded notes, bonds, open-end mutual funds and securities of individual issuers. The portfolio managers retain full discretion in determining how the Fund obtains exposure to the targeted asset classes. The Fund is not subject to limitations with respect to its assets class allocations, and may invest as much as all or as little as none of its assets in a given asset class.

The Fund expects to invest in commodity-related instruments, including commodity futures, through the Subsidiary, which, like the Fund, is advised by the Manager. The Fund may invest no more than 25% of its assets in the Subsidiary. The Subsidiary is expected to invest primarily in commodity futures, forwards and swap contracts, but it also may invest in other asset classes. Unless otherwise indicated, all references in the Fund’s prospectus to the Fund’s investments, investment strategies and investment risks include both direct investments and indirect investments made through the Subsidiary.

The Fund may use derivatives in the manner described above, and also may otherwise use derivatives to achieve its investment objective. Derivatives used by the Fund may include futures, options, interest rate swaps, credit default swaps and credit default swaps on indices, currency forwards, foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

While the Fund does not expect to borrow under normal circumstances, it will obtain operational leverage, including through the use of certain derivative instruments. The operational leverage may occur due to the low margin deposits required in futures and options trading and in trading certain other financial instruments. A sudden, precipitous drop in value of the Fund’s assets accompanied by corresponding margin calls could force the Fund to liquidate assets quickly, and not for fair value, in order to meet its margin requirements.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Derivatives Risk • Index Risk • Leveraging Risk • Short Selling Risk • Allocation Risk • Commodity Risk • Credit and Counterparty Risk • Currency Risk	• Emerging Markets Risk • Equity Securities Risk • Fixed Income Risk • Focused Investment Risk • High Yield Risk • Issuer Risk • Interest Rate Risk • IPO Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Subsidiary Risk • Turnover Risk • Underlying Funds and Other Acquired Funds Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

12	Allianz Multi-Strategy Funds

AllianzGI PerformanceFee Structured US Fixed Income Fund

Principal Investments and Strategies	Investment Objective Seeks to earn total return that exceeds the return of the Bloomberg Barclays U.S. Aggregate Bond Index Fund Category Taxable Bond — Intermediate Term Bond	Fund Focus U.S. fixed income indices and equity index options	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Annually

The Fund pursues its objective of seeking to earn total return that exceeds the return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) by maintaining long exposure to the U.S. fixed income market while employing an option overlay strategy that has the potential to enhance returns and/or control risk.

The Fund typically seeks passive, relatively low-cost exposure to the Index. To achieve this exposure, the Fund typically invests in exchange traded funds (“ETFs”) and bond total return swaps that offer investment returns similar to the Index. The Fund also may invest directly in some or all of the securities included in the Index, seeking to replicate approximately the relative weighting of the securities in the Index. Additionally, to achieve the desired exposure to the Index, the Fund may invest in bond index futures and other instruments that would result in similar market exposure.

The Fund’s option overlay strategy consists primarily of three option position types, which will typically involve options on equity and volatility indices: (i) “range-bound” spreads, (ii) “directional” spreads and (iii) a “hedging” position type. A range-bound spread typically consists of selling a call and a put with a breakeven level of the zone being informed by proprietary statistical analysis. A range-bound spread is intended to be successful when the underlying index for the options trades within a specified range over a given timeframe. A directional spread typically consists of call spreads or put spreads that are designed to be successful when the index makes a larger-than-normal move to either the upside or the downside. The option portfolio’s hedging positions typically consist of long out-of-the-money puts that are intended primarily to protect the option portfolio against short-term market dislocations. Under each option position type, the number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk-reward profile of the position, or they can be the same.

To effect its option overlay strategy, the Fund may take numerous positions involving diverse strike prices, expirations and underlying assets. The number of such positions may fluctuate over time. The Fund’s portfolio managers generally seek to optimize the Fund’s option overlay strategy based on considerations that include (i) targeted positive return potential, (ii) structural risk protections, (iii) collateral management and (iv) flexibility to restructure profit zones where necessary. In addition to the option position types described above, the Fund may opportunistically utilize numerous other option and non-option positions that are consistent with the Fund’s investment objective. All options are expected to be held until expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. The portfolio managers’ strategic decisions are informed in part by proprietary statistical analysis, which includes historical look-backs at the price movement of relevant indices.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed income securities of U.S. issuers. Interests in ETFs or other funds that invest primarily in fixed income securities of U.S. issuers are considered fixed income securities of U.S. issuers for purposes of this 80% policy. Under normal circumstances, the options that the Fund purchases or writes will be on U.S. equity and volatility indices that may include, without limitation, the S&P 500 Index, the Russell 2000 Index, the Nasdaq-100 Index, the CBOE Volatility Index (VIX), the iPath S&P 500 VIX Short-Term Futures ETN (VXX). The Fund may also take long or short positions in CBOE Volatility Index (VIX) Futures. The Fund currently defines “U.S. issuers” as those issuers that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the Index.

While the Fund intends to obtain fixed income market exposure through ETF investments under normal conditions, it retains the flexibility to invest directly in common and preferred stock, bonds, U.S. government securities, cash instruments, index futures, volatility futures, exchange traded funds, exchange traded notes, swaps (including variance swaps) and money market instruments, and may purchase and write options with respect to any of the foregoing. Additionally, while the Fund expects to use options in connection with the investments described above, it retains the ability to use options and other derivatives for a range of other purposes, including leverage and gaining indirect exposure to certain investments. The Fund expects to hold

Prospectus	13

AllianzGI PerformanceFee Structured US Fixed Income Fund (continued)

cash and cash equivalents from time to time as a result of receiving option premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Equity Securities Risk • Underlying Funds and Other Acquired Fund Risks • Credit and Counterparty Risk	• Derivatives Risk • Index Risk • Fixed Income Risk • Focused Investment Risk • High Yield Risk • Interest Rate Risk	• Issuer Risk • Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

14	Allianz Multi-Strategy Funds

AllianzGI PerformanceFee Structured US Equity Fund

Principal Investments and Strategies	Investment Objective Seeks to earn total return that exceeds the return of the S&P 500 Index Fund Category U.S. Equity — Large Blend	Fund Focus U.S. equity indices and equity index options	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Annually

The Fund pursues its objective of seeking to earn total return that exceeds the return of the S&P 500 Index (the “Index”) by maintaining long exposure to the U.S. equity market while employing an option overlay strategy that has the potential to enhance returns and/or control risk.

The Fund typically seeks passive, relatively low-cost exposure to the Index. To achieve this exposure, the Fund typically invests in exchange traded funds (“ETFs”), such as the SPDR S&P 500 ETF or iShares Core S&P 500 ETF, that offer investment returns similar to the Index. The Fund also may invest directly in some or all of the companies included in the Index, seeking to replicate approximately the relative weighting of the stocks in the Index. Additionally, to achieve the desired exposure to the Index, the Fund may invest in stock index futures, equity swaps and other instruments that would result in similar market exposure.

The Fund’s option overlay strategy consists primarily of three option position types, which will typically involve options on equity and volatility indices: (i) “range-bound” spreads, (ii) “directional” spreads and (iii) a “hedging” position type. A range-bound spread typically consists of selling a call and a put with a breakeven level of the zone being informed by proprietary statistical analysis. A range-bound spread is intended to be successful when the underlying index for the options trades within a specified range over a given timeframe. A directional spread typically consists of call spreads or put spreads that are designed to be successful when the index makes a larger-than-normal move to either the upside or the downside. The option portfolio’s hedging positions typically consist of long out-of-the-money puts that are intended primarily to protect the option portfolio against short-term market dislocations. Under each option position type, the number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk-reward profile of the position, or they can be the same.

To effect its option overlay strategy, the Fund may take numerous positions involving diverse strike prices, expirations and underlying assets. The number of such positions may fluctuate over time. The Fund’s portfolio managers generally seek to optimize the Fund’s option overlay strategy based on considerations that include (i) targeted positive return potential, (ii) structural risk protections, (iii) collateral management and (iv) flexibility to restructure profit zones where necessary. In addition to the option position types described above, the Fund may opportunistically utilize numerous other option and non-option positions that are consistent with the Fund’s investment objective. All options are expected to be held until expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. The portfolio managers’ strategic decisions are informed in part by proprietary statistical analysis, which includes historical look-backs at the price movement of relevant indices.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. issuers. Interests in ETFs or other funds that invest primarily in common stocks of U.S. issuers are considered common stocks of U.S. issuers for purposes of this 80% policy. Under normal circumstances, the options that the Fund purchases or writes will be on U.S. equity and volatility indices that may include, without limitation, the S&P 500 Index, the Russell 2000 Index, the Nasdaq-100 Index, the CBOE Volatility Index (VIX), the iPath S&P 500 VIX Short-Term Futures ETN (VXX). The Fund may also take long or short positions in CBOE Volatility Index (VIX) Futures. The Fund currently defines “U.S. issuers” as those issuers that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the Index.

While the Fund intends to obtain equity market exposure through ETF investments under normal conditions, it retains the flexibility to invest directly in common and preferred stock, bonds, U.S. government securities, cash instruments, index futures, volatility futures, exchange traded funds, exchange traded notes, swaps (including variance swaps) and money market instruments, and may purchase and write options with respect to any of the foregoing. Additionally, while the Fund expects to use options in connection with the investments described above, it retains the ability to use options and other derivatives for a range of other purposes, including leverage and gaining indirect exposure to certain investments. The Fund expects to hold cash and cash equivalents from time to time as a result of receiving option premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary

Prospectus	15

AllianzGI PerformanceFee Structured US Equity Fund (continued)

investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Equity Securities Risk • Underlying Funds and Other Acquired Fund Risks • Credit and Counterparty Risk • Derivatives Risk	• Index Risk • Focused Investment Risk • Issuer Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

16	Allianz Multi-Strategy Funds

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

To the extent the Fund makes investments through the Subsidiary, the risks described below apply to both investments that the Fund makes directly and investments that the Fund makes indirectly through the Subsidiary, unless otherwise indicated.

You could lose money on your investment in the Funds as a result of these allocation decisions.

Allocation Risk	AllianzGI PerformanceFee Managed Futures Strategy Fund investment performance depends upon how its assets are allocated and reallocated among particular asset classes and investments according to the Fund’s allocation targets and ranges. A principal risk of investing in the Fund that the Manager will make less than optimal or poor asset allocation decisions. The Manager attempts to identify asset classes and sub-classes and means of obtaining exposure to such asset classes that will provide consistent, quality performance for the Fund, but there is no guarantee that the Manager’s allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.

Commodity Risk	A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. AllianzGI PerformanceFee Managed Futures Strategy Fund expects to obtain exposure to commodities markets through investments that will be held directly by the Subsidiary. See “Subsidiary Risk” below.

Credit and Counterparty Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral) is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings and a Fund holding a fixed income security is subject to the risk that the security’s credit rating will be downgraded. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, at least one major rating agency downgraded the long-term U.S. credit rating in 2011 due to the rising public debt burden and perception of greater policymaking uncertainty in the U.S. and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments, to the extent that the Fund has exposure to securities issued by the U.S. Treasury. Credit risk is particularly pronounced for below investment grade securities (also known as “high yield” or “junk” bonds.) See “High Yield Risk.”

Counterparty Risk.  A Fund is also subject to the risk that a counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the Fund. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk may be pronounced during unusually adverse market conditions and may be particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the 2008 insolvency of Lehman Brothers and subsequent market disruptions.

Prospectus	17

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund. The local emerging market currencies in which a Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information.

The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit and counterparty risk and management risk. As a seller of a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. See “Leveraging Risk.” Additionally, holding a position in a credit default swap could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

Centrally cleared derivative arrangements may be less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time.

Other recent U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act and the 1940 Act restrictions with respect to “senior securities,” have resulted in, and may in the future result in, new regulation of derivative instruments and the Funds’ use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in

18	Allianz Multi-Strategy Funds

derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish new margin requirements and/or increase the costs of derivatives transactions, and the Fund may as a result

Emerging Markets Risk	A Fund that invests in non-U.S. securities and/or currencies may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Certain emerging market countries may impose restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors, including the Funds, may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Currency Risk.” Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market securities may trade in more limited volume than comparable securities in developed foreign markets.

Emerging market securities may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security, all of which would negatively affect the Fund’s performance.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates. be unable to execute its investment strategies in a manner its Manager might otherwise choose.

Fixed Income Risk	All of the Funds that invest in fixed income instruments are subject to interest rate risk. Changes in the market values of fixed income instruments are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income instruments will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the values of fixed income instruments are generally expected to rise. Conversely, during periods of rising interest rates, the values of fixed income instruments are generally expected to decline.

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“Duration” is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with shorter average portfolio durations. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. Certain fixed-income funds can have “negative” duration profiles (which may be achieved through the use of derivatives or other means), meaning they tend to increase in value in response to an increase in interest rates. For these funds, a 1% increase in interest rates would tend to correspond to a 1% increase in value for every year of negative duration. Inflation-indexed securities, including Treasury Inflation Protected Securities (“TIPs”), decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income instruments with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some portfolios (e.g., portfolios with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

To the extent a Fund invests in securities that are particularly sensitive to fluctuations in prevailing interest rates, it will be subject to relatively high levels of interest rate risk. Such securities include various mortgage-related securities (e.g., the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income instruments, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”). Similarly, certain underlying bond funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified funds that invest in a relatively small number of issuers are subject to similar risks. In addition, the Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area, for example, regional economic risks relating to weather emergencies and natural disasters. Similarly, a Fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. To the extent a Fund focuses investments of its assets in a particular industry or group of related industries, it may be subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Focus.”

High Yield Risk	A fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative. The debt instruments of many non-U.S. governments, including their agencies, sub-divisions and instrumentalities, are below investment grade, and are therefore considered high yield instruments.

20	Allianz Multi-Strategy Funds

Index Risk	Because the Funds may invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities’ valuations will change because of changes in interest rates. During periods of rising nominal interest rates, the values of fixed income instruments are generally expected to decline. Conversely, during periods of declining nominal interest rates, the values of fixed income instruments are generally expected to rise. To the extent that a Fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

When interest rates are low relative to historic levels, Funds that hold fixed income securities may face elevated exposure to the risks associated with increases in interest rates, including increases triggered by governments or central banking authorities. For example, the Federal Reserve Board concluded its quantitative easing program and, in December 2015, raised interest rates for the first time since 2006, actions that may have placed the Funds at elevated risks associated with rising interest rates. Funds whose portfolios include longer-duration securities may face higher risks associated with rising interest rates than Funds whose portfolios include shorter-duration securities. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease liquidity.

IPO Risk	Securities offered in initial public offerings (“IPOs”) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the

Prospectus	21

extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from purchasing or selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations or possibly delaying the redemption of Fund shares. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector. Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair the Funds’ ability to pursue their investment objectives or utilize certain investment strategies and techniques.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

To the extent the portfolio managers employ quantitative models, whether proprietary or maintained by third parties, there can be no assurance that such models will behave as expected in all market conditions, including due to deviations between expected and actual relationships among variables. Any imperfections, errors, or limitations in such models could affect a Fund’s performance. By necessity, such models make simplifying assumptions that limit their effectiveness. In addition, the computer programming used to construct, or the data employed by, quantitative models may contain errors, which may cause losses for the Fund or reduce performance. In the event third-party models become increasingly costly or unavailable, the portfolio managers may be forced to rely on proprietary models or to reduce or discontinue their use of quantitative models.

The Funds are also subject to the risk that deficiencies in the operational systems or controls of the Manager or another service provider will cause losses for the Funds or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent a Fund from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Manager and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

To the extent portfolio managers employ strategies that are not correlated to broader markets, or that are intended to seek returns under a variety of market conditions (such as managed volatility strategies), certain funds may outperform the general securities market during periods of flat or negative market performance, and underperform the securities market during periods of strong market performance.

The portfolio managers attempt to identify asset classes and sub-classes represented by investments that will provide consistent, quality performance for each Fund, but there is no guarantee that a portfolio manager’s allocation techniques will produce the desired results. It is possible that a portfolio manager will focus on asset classes and other investments that perform poorly or underperform other available funds under various market conditions

Market Risk

The market prices of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market

22	Allianz Multi-Strategy Funds

conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (“LIBOR”)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has historically honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the status of the Euro, the European Monetary Union and the European Union itself, has disrupted and may continue to disrupt markets in the U.S. and around the world. The risks associated with investments in Europe may be heightened due to the approval by citizens of the United Kingdom, in June 2016, of a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. If the United Kingdom’s exit from the European Union is consummated, or if one or more additional countries leave the European Union, or the European Union partially or completely dissolves, the world’s securities markets may be significantly disrupted and adversely affected. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Summary of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Non-U.S. Investment Risk

To the extent a Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters. For example, to the extent a Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to

Prospectus	23

be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

Short Selling Risk	Short sales may be used by a Fund for investment and risk management purposes, including when the Manager anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio, or as part of an overall portfolio strategy to minimize the effects of market volatility (i.e., a “market neutral” strategy). Short sales are transactions in which the Fund sells a security or other instrument (such as an option forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may, to the extent permitted by law, engage in short sales where it does not own or have the right to acquire the security (or basket of securities) sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. If the Fund is required to return a borrowed security at a time when other short sellers are also required to return the same security, a “short squeeze” can occur, and the Fund may be forced to purchase the security at a disadvantageous price. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, the potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or which pays a coupon that is high in relative or absolute terms, or which is denominated in a currency other than the U.S. dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. See “Credit and Counterparty Risk.” To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives Risk” above.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Subsidiary Risk

AllianzGI PerformanceFee Managed Futures Strategy Fund may gain exposure to commodity markets by investing in the Subsidiary of the Trust, [AllianzGI Managed Futures Subsidiary Ltd.]. The Fund’s ability to invest in the Subsidiary may be limited by tax considerations. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the fund. The Subsidiary has the same investment objective as the Fund and is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. However, there can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act and the Subsidiary may make certain investments the Fund would be unable to make, or would be

24	Allianz Multi-Strategy Funds

limited in making, due to U.S. tax law applicable to the Fund or other regulatory limitations. As noted below in “Tax Consequences,” the rules regarding the circumstances in which annual net income, if any, realized by the Subsidiary for U.S. federal income tax purposes will constitute “qualifying income” for purposes of the Fund’s qualification as a regulated investment company under the Code are unclear and currently under consideration. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Underlying Fund and Other Acquired Fund Risks	Because the Funds may achieve exposure to certain asset classes by investing in Other Acquired Funds, the risks associated with investing in the Funds may be closely related to the risks associated with the securities and other investments held by such Other Acquired Funds. The ability of a Fund to achieve its investment objective will depend upon the ability of the Other Acquired Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Other Acquired Fund will be achieved.

To the extent that a Fund invests in Other Acquired Funds, the Fund’s NAV will fluctuate in response to changes in the NAVs of the Other Acquired Funds in which it invests. The extent to which the investment performance and risks associated with a Fund correlate to those of a particular Other Acquired Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Other Acquired Fund, which will vary. A Fund’s investment in a particular Other Acquired Fund may exceed 25% of its assets. To the extent that the Fund invests a significant portion of its assets in an Other Acquired Fund, it will be particularly sensitive to the risks associated with that Other Acquired Fund.

Additional Risks of Investing in the Funds	In addition to the risks described above, the Funds are newly formed and therefore have no history for investors to evaluate. Also, it is possible that because the Funds are newer and smaller-sized, the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Prospectus	25

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on the Fund’s website at us.allianzgi.com. Each Fund’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) calendar days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

26	Allianz Multi-Strategy Funds

Prior Related Performance Information

The Funds were recently organized and have little or no performance history of their own. The following tables set forth historical performance information for all actual discretionary institutional accounts managed by AllianzGI U.S., its predecessor advisers and affiliates that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Funds.

The data for each Composite (including accounts with similar investment objectives, policies and strategies to those of the respective Funds) is provided to illustrate the past performance of AllianzGI U.S. and its predecessor advisers and affiliates in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Funds. The accounts in the Composites are separate and distinct from the Funds; their performance is not intended as a substitute for the Funds’ performance and should not be considered a prediction of the future performance of a Fund or of AllianzGI U.S. AllianzGI U.S. claims compliance with the Global Investment Performance Standards (“GIPS®”). For GIPS purposes, AllianzGI U.S. is defined and held out to the public as the investment management and advisory services provided by AllianzGI U.S.; excluding (1) administrative and/or sub adviser oversight services, and (2) separately managed account (wrap) services. AllianzGI U.S.’s list of composite descriptions, as well as information regarding its policies for valuing portfolios, calculating performance, and preparing compliant presentations, are available upon request.

The Composites’ performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the discretionary institutional accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees and for certain discretionary institutional accounts managed outside of the United States, may also reflect the deduction of other fees, including, without limitation, custodial fees. The Composites include all actual discretionary institutional accounts managed by AllianzGI U.S., its predecessor advisers and affiliates for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Funds. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composites combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The discretionary institutional accounts that are included in the Composites may be subject to lower expenses than the Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that accounts included in a Composite were subject to lower expenses than the applicable Fund, due to lighter regulatory burdens or for other reasons, the performance results for the Composite may have been less favorable had such accounts been subject to the same expenses as the applicable Fund or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Prospectus	27

Each table below shows the annual total returns for the corresponding Composite, and a broad-based securities market index for periods ended December 31.

AllianzGI U.S.’s Prior Performance of Similar Accounts Relating to the AllianzGI PerformanceFee Managed Futures Strategy Fund	Year	Mullti Asset Long/Short Composite (Net of Fees)	Mullti Asset Long/Short Composite (Gross of Fees)	BofA Merrill Lynch 3-Month U.S. T-Bill Index
	Since Inception(1) 2016	2.64% 2.64%	3.85% 3.85%	0.33% 0.33%

AllianzGI U.S.’s Prior Performance of Similar Accounts Relating to the AllianzGI PerformanceFee Structured US Equity Fund	Year	Structured Alpha U.S. Equity 250 Composite (Net of Fees)	Structured Alpha U.S. Equity 250 Composite (Gross of Fees)	S&P 500 Index
	Since Inception(1) 10-Year 5-Year 3-Year 2016 2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	10.08% 9.23% 17.83% 11.70% 14.82% 3.98% 16.71% 36.46% 19.43% 1.93% 19.49% 39.57% -42.38% 8.68% 19.54%	11.01% 10.12% 19.20% 12.90% 16.07% 5.09% 17.98% 38.26% 20.92% 1.63% 21.30% 45.50% -44.79% 10.06% 21.20%	7.76% 6.95% 14.66% 8.87% 11.96% 1.38% 13.69% 32.39% 16.00% 2.11% 15.06% 26.46% -37.00% 5.49% 15.79%
(1) Composite Inception date: September 1, 2005. Return annualized from September 1, 2005 to December 31, 2016

28	Allianz Multi-Strategy Funds

Management of the Funds

Investment Manager	Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) serves as the investment manager for each Fund. In this capacity, the Manager provides investment advisory and certain administrative services to the Funds. Subject to the supervision of the Trust’s Board of Trustees, the Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

With respect to the Funds, the Manager has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Board of Trustees. The following provides summary information about the Manager.

Allianz Global Investors U.S. LLC	1633 Broadway New York, NY 10019 600 West Broadway San Diego, CA 92101 555 Mission Street, Suite 1700 San Francisco, CA 94105

The Manager is located at 1633 Broadway, New York, New York 10019. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of June 30, 2017, the Manager had approximately $103.1 billion in assets under management.

The Manager may retain both non-affiliates and affiliates to provide various administrative and other services required by the Funds.

AllianzGI PerformanceFee Structured US Fixed Income Fund may gain exposure to commodity markets by investing in the Subsidiary, [AllianzGI Managed Futures Subsidiary Ltd.]. The assets of the Subsidiary are managed by the Manager pursuant to an investment management between the Subsidiary and the Manager.

AllianzGI U.S.	The following provides additional information about the individual portfolio manager(s) who are either individually or jointly and primarily responsible for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage. Employees of AllianzGI U.S. affiliates outside the US may participate in the management of the Funds as “associated persons” of AllianzGI U.S. under the firm’s compliance oversight, in accordance with SEC guidance as to so-called “participating affiliate” arrangements. These associated persons may, on behalf of AllianzGI U.S., provide discretionary investment management services, research and related services to the Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI PerformanceFee Managed Futures Strategy Fund	Rahul Malhotra	2017 (Inception)	Mr. Malhotra, Ph.D., is a portfolio manager and a director with Allianz Global Investors, which he joined in 2012. As a member of the Multi Asset US team, he is responsible for quantitative research and development. Mr. Malhotra has 9 years of investment-industry experience. He has a B.S. in physics from the California Institute of Technology and a Ph.D. in theoretical particle physics from the University of Texas at Austin.

	Giorgio Carlino, CFA	2017 (Inception)	Mr. Carlino, CFA, is a portfolio manager, a managing director and CIO Multi Asset US with Allianz Global Investors, which he joined in 2001. He was previously a private-client portfolio manager, responsible for multi-manager selection. Mr. Carlino has 16 years of investment-industry experience. Before joining the firm, he worked in fund management at Commerzbank AM. Mr. Carlino has a degree in economics and finance from La Sapienza University in Rome, and a master’s degree in portfolio management and asset allocation from the University of Bologna, Department of Statistics.

	Claudio Marsala	2017 (Inception)	Mr. Marsala is a portfolio manager and a director with Allianz Global Investors, which he joined in 2001. As a member of the Multi Asset US team, he manages multi-asset mandates for retail and institutional clients. Mr. Marsala previously led the quantitative efforts of the firm’s Multi Asset team. Before that, he worked in risk management. Mr. Marsala has 15 years of investment-industry experience. He has a degree in economics and financial markets from the University of Pisa in Italy, and a master’s degree in quantitative finance from the University of Turin.

Prospectus	29

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Huy Thanh Vo, CFA	2017 (Inception)	Huy Thanh Vo is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2009. As a member of the Multi Asset US team, he is responsible for overlay strategies and liquid alternatives. Mr. Vo has 7 years of investment-industry experience. He was previously a research assistant for the chair for investment, portfolio management and pension finance at J.W. Goethe University, Frankfurt. Mr. Vo has a master’s degree in money and finance, and a Ph.D. in finance from J.W. Goethe University. He is a CFA charterholder.

AllianzGI PerformanceFee Structured US Fixed Income Fund	Greg P. Tournant (Lead)	2017 (Inception)	Mr. Tournant is a lead portfolio manager, a managing director and CIO US Structured Products with Allianz Global Investors, which he joined in 2002. He is also Head of the Structured Products team. Mr. Tournant has 21 years of investment-industry experience. From 2007-2008 he served as co-CIO at Innovative Options Management where he worked with the team in a sub-advisory capacity. Before that, Mr. Tournant worked at Eagle Asset Management, McKinsey & Co. and Raymond James. He has a B.S. from Trinity University and an M.B.A. from the Kellogg School of Business at Northwestern University.

	Trevor Taylor (Co-Lead)	2017 (Inception)	Mr. Taylor is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 2008. He has portfolio-management and research responsibilities for the Structured Products team. Mr. Taylor has 18 years of investment-industry experience. He was previously co-CIO at Innovative Options Management, where he managed an equity-index option-based hedge fund and option programs on several open-end mutual funds. Before that, he was CIO at TLT Atlantic Asset Management and TLT Capital Corp. Mr. Taylor has a B.A. from the University of Florida.

	Stephen G. Bond-Nelson	2017 (Inception)	Mr. Bond-Nelson is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 1999. He has portfolio-management and research responsibilities for the Structured Products team. Mr. Bond-Nelson has 24 years of investment-industry experience. He has a B.S. from Lehigh University and an M.B.A. from Rutgers University.

AllianzGI PerformanceFee Structured US Equity Fund	Greg P. Tournant (Lead)	2017 (Inception)	See above.

	Trevor Taylor (Co-Lead)	2017 (Inception)	See above.

	Stephen G. Bond-Nelson	2017 (Inception)	See above.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and the portfolio managers’ ownership of the securities of the Funds.

Management Fees	Performance-Based Fee—Generally

Each Fund pays a monthly management fee (a “Management Fee”) to the Manager in return for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. For each Fund, the Management Fee consists of two components: (i) a base fee (the “Base Fee”) calculated by applying a fixed advisory fee rate to the Fund’s average daily net assets during the previous month, and (ii) a positive or negative performance adjustment (the “Performance Adjustment”) calculated by applying a variable rate to the Fund’s average daily net assets during the applicable performance measurement period (the “Performance Period”). The Performance Period generally consists of the trailing twelve months, although no Performance Adjustment will be made during the period from the start of each Fund’s operations until [ ] (the “Initial Performance Period”). Only the Fund’s Base Fee applies during the Initial Performance Period, subject to applicable waiver and [expense limitations]. The Performance Adjustment, once effective, is calculated monthly in arrears and is added to or subtracted from the Base Fee to determine the Management Fee. Because the Base Fee and Performance Adjustment are calculated with respect to the Fund’s average daily net assets over two different time periods (the previous month for the Base Fee and the Performance Period for the Performance Adjustment), the effective Management Fee may be less than 0.0% or greater than the Base Fee plus the Maximum Performance Adjustment described below for certain periods (subject to any fee limitations and waivers described below).

The Management Fee is accrued daily. As described below under “Expense Limitation Arrangements,” the Manager has agreed to waive the Management Fee with respect to the Initial Performance Period in an amount, if any, equal to any negative Performance Adjustment that would have applied had the Funds’ performance-based fee structure been in place for the period. As a result of this arrangement, each Fund’s effective fee with respect to the Initial Performance Period may be no higher than the Base Fee, but is subject to downward adjustment in the event the Fund underperforms the applicable benchmark for the Initial Performance Period. Other waivers and limitations may also apply. Daily fee accruals will reflect these arrangements.

30	Allianz Multi-Strategy Funds

Subject to the expense limitations described below under “Expense Limitations,” in addition to the fees of the Manager, each Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

AllianzGI PerformanceFee Structured US Equity Fund

With respect to AllianzGI PerformanceFee Structured US Equity Fund, the Manager’s Base Fee is calculated at an annualized rate of 0.60% of the Fund’s average daily net assets. The Management Fee is determined as the Base Fee plus or minus a Performance Adjustment that is based on whether, and to what extent, the investment performance of the Fund exceeds, or is exceeded by, the performance of the S&P 500 Index (the “Index”) plus 1.25% (the “Index Hurdle”) over the Performance Period. The Performance Adjustment is calculated using the performance of the Class P share class of the Fund (the “Measurement Class”). The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0048% of the Fund’s average daily net assets for each 0.01% by which the performance of the Measurement Class exceeds or lags the performance of the Index Hurdle during the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.60% (the “Maximum Performance Adjustment”) of the Fund’s average daily net assets over the full Performance Period, which would occur when the performance of the Measurement Class exceeds, or is exceeded by, the Index Hurdle by 1.25% for the Performance Period.

AllianzGI PerformanceFee Structured US Fixed Income Fund

With respect to AllianzGI PerformanceFee Structured U.S. Fixed Income Fund, the Manager’s Base Fee is calculated at an annualized rate of 0.30% of the Fund’s average daily net assets. The Management Fee is determined as the Base Fee plus or minus a Performance Adjustment that is based on whether, and to what extent, the investment performance of the Fund exceeds, or is exceeded by, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) plus 0.625% (the “Index Hurdle”) over the Performance Period. The Performance Adjustment is calculated using the performance of the Class P share class of the Fund (the “Measurement Class”). The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0048% of the Fund’s average daily net assets for each 0.01% by which the performance of the Measurement Class exceeds or lags the performance of the Index Hurdle during the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.30% (the “Maximum Performance Adjustment”) of the Fund’s average daily net assets over the full Performance Period, which would occur when the performance of the Measurement Class exceeds, or is exceeded by, the Index Hurdle by 0.625% for the Performance Period.

AllianzGI PerformanceFee Managed Futures Strategy Fund

With respect to AllianzGI PerformanceFee Managed Futures Strategy Fund, the Manager’s Base Fee is calculated at an annualized rate of 0.75% of the Fund’s average daily net assets. The Management Fee is determined as the Base Fee plus or minus a Performance Adjustment that is based on whether, and to what extent, the investment performance of the Fund exceeds, or is exceeded by, the performance of the BofA Merrill Lynch 3-Month US T-Bill Index (the “Index”) plus 5.00% (the “Index Hurdle”) over the Performance Period. The Performance Adjustment is calculated using the performance of the Class P share class of the Fund (the “Measurement Class”). The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0015% of the Fund’s average daily net assets for each 0.01% by which the performance of the Measurement Class exceeds or lags the performance of the Index Hurdle for the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.75% (the “Maximum Performance Adjustment”) of the Fund’s average daily net assets over the full Performance Period, which would occur when the performance of the Measurement Class exceeds, or is exceeded by, the Index Hurdle by 5.00% for the Performance Period.

All Funds

As described above, the Management Fee is calculated using what is known a “bifurcated” methodology, meaning the Base Fee and Performance Adjustment are calculated with reference to the Funds’ average net assets over two different time periods. The Base Fee is based on the Fund’s average daily net assets over the preceding month. The Performance Adjustment is based on the Fund’s average daily net assets over the full twelve-month Performance Period. In comparison to a fee methodology using the same reference periods for base fees and performance adjustments, the bifurcated methodology more closely aligns fees with a fund’s recent asset levels, but may result in greater volatility in fee amounts. This methodology may, for certain periods, result

Prospectus	31

in an effective Management Fee below 0.0% or greater than the Base Fee plus the Maximum Performance Adjustment, subject to any expense limitations and waivers described below. With respect to the Initial Performance Period, each Fund will pay the Base Fee, which will not be subject to the Performance Adjustment until after the completion of the Initial Performance Period. The Base Fee is subject to waivers and may be subject to expense limitations, as described below.

Calculation of Performance Adjustment

For purposes of the performance adjustment calculations, the investment performance of the Measurement Class of each Fund will be the sum of:

1) t	he change in the class’ NAV per share during the Performance Period; plus

2) t	he value of the class’ cash distributions per share accumulated to the end of the Performance Period; plus

3) t	he value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period; expressed as a percentage of the class’ NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the class at the NAV per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

For each Fund, the investment record of the Index will be provided by a third party and their data will be relied upon for Performance Adjustment. The performance of the Index will be the sum of:

1) t	he change in the level of the Index during the Performance Period; plus

2) t	he value, computed consistently with the Index, of cash distributions made by issuers whose securities comprise the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

For the avoidance of doubt, a Performance Adjustment will not be based on whether the absolute performance of the Measurement Class is positive or negative, but rather based on whether such performance exceeds or is exceeded by the performance of the Index Hurdle. A Fund could pay a Performance Adjustment for positive relative performance even if the Fund’s shares decrease in value, so long as the performance of such shares exceeds the Index Hurdle.

Expense Limitation Arrangements	The Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each Fund. Specifically, the Manager will waive its Management Fee or reimburse each Fund until the date indicated to the extent that Other Expenses [, including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses and certain credits and other expenses, including custodial credits, transfer agency credits and expense offset arrangements,] exceed the amount specified for each share class of the Fund as a percentage of average net assets. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

In addition, the Manager has agreed to waive its Management Fee by limiting each Fund’s accrual of the Management Fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets as of the preceding day if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the performance period. During the Funds’ Initial Performance Period, the Manager has also agreed to waive its Management Fee in an amount equal to any negative Performance Adjustment that would otherwise have applied had the Funds’ performance-based fee arrangement been in effect during such period. As a result of this arrangement, each Fund’s effective fee with respect to the Initial Performance Period may be no higher than the Base Fee, but is subject to downward adjustment in the event the Fund underperforms its Index Hurdle for the Initial Performance Period.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, the Manager’s parent company. The Distributor, located at 1633 Broadway, New York, New York 10019, is a broker-dealer registered with the SEC and a member of the Financial Industry Regulatory Authority.

32	Allianz Multi-Strategy Funds

Classes of Shares

The Trust offers investors Institutional Class, Class R6 and Class P shares of the Funds in this Prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds. As described herein, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Institutional Class, Class R6 or Class P shares may call the Distributor at 1-800-498-5413.

Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. Some of the share classes are generally subject to a higher level of operating expenses than other share classes due to the additional service and/or distribution fees paid by such shares as described below. The share classes that are not subject to these expenses, or that are subject to lower expenses, will generally pay higher dividends and have a more favorable investment return. Only certain investors may purchase Institutional Class, Class R6 and Class P shares. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information, which can be obtained free of charge from the Distributor.

Institutional Class, Class R6 and Class P Shares	The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class, Class R6 or Class P shares of the Funds offered in this Prospectus.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and each Fund pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

With respect to Institutional Class shares, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund.

Class R6 shares are continuously offered to specified benefit plans and other eligible investors. See “Buying Shares—Class R6 Shares” below.

Exchanges	As described and subject to any limits in “How to Buy and Sell Shares—Exchanging Shares,” a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment or any series of Allianz Funds that is available for investment, on the basis of their respective NAVs.

Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below, provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” in the Statement of Additional Information, and/or in this Prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange.

Service Fees, and Arrangements with Service Agents	•

Service Fees—Class P Shares.  The Trust has adopted an Administrative Services Plan for Class P shares of the Funds. The Plan allows a Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits a Fund to make

Prospectus	33

service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Class P shares. Because these fees are paid out of a Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.

•

Arrangements with Service Agents—Institutional Class and Class P Shares.  Institutional Class and Class P shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize the Manager’s investment advisory services or invest in the Funds or in other products sponsored by the Manager and its affiliates.

For Class P shares, the Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, for providing certain sub-transfer agency and related administrative services with respect to Class P shares of the Funds held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, each Fund may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. In the event the Distributor provides similar services to certain Class P shareholders, it may receive service agent fees under the Administrative Services Plan for Class P shares. The Manager and/or its affiliates may make payments to service agents for the services described in this paragraph on top of the 0.10% that each Fund may pay to such agents. The aggregate rate of such payments by a Fund and the Manager and/or its affiliates with regard to Class P shares may vary from service agent to service agent and, in certain circumstances, may exceed 0.10% per annum for any individual service agent. These amounts would be in addition to amounts paid by the Funds to the Trust’s transfer agents or other service providers as well as in addition to amounts described under “Payments to Financial Firms” below. The Manager and its affiliates rely primarily on contractual arrangements with the service agents to verify whether they are providing the services for which they are receiving such payments. Although the Manager and its affiliates do not audit such service agents, they may make periodic information requests to verify certain information about the services provided.

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Payments to Service Agents and Financial Service Firms—Class R6.  No dealer compensation is paid from Fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the Distributor’s efforts to promote the sale of a Fund’s shares, sometimes referred to as “revenue sharing.” None of the Funds, the Distributor or the Manager makes any type of administrative or service payments to financial intermediaries in connection with investment in Class R6 shares.

This Prospectus should be read in connection with a financial firm’s (as defined below) materials regarding its fees and services.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer, financial advisor, insurance company or bank (collectively, “financial firms”) through which a shareholder purchases shares. Payments are made to financial firms selected by the Distributor, the Manager or their affiliates (for purposes of this subsection only, collectively, the “Distributor”). Please see the Statement of

34	Allianz Multi-Strategy Funds

Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor is involved in establishing any such arrangements and may not be aware of their existence.

In addition, the Distributor from time to time makes additional payments such as cash bonuses or provides other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings or payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and, in most cases, will not exceed the sum of (a) 0.10% of such year’s sales by that financial firm of shares of the Trust and Allianz Funds, (b) 0.06% of the assets attributable to that financial firm invested in equity funds of the Trust and Allianz Funds, and (c) 0.03% of the assets attributable to that financial firm invested in fixed income funds of the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor makes payments pursuant to an alternative formula or of an agreed-upon amount that, in many cases, will not exceed the amount that would have been payable pursuant to the formulae. Notwithstanding the foregoing, the Distributor has entered, and may continue to enter, into arrangements with certain financial firms that result in payments in excess of what would have been payable under the formulae outlined above (“Alternative Arrangements”). The Distributor may select financial firms for Alternative Arrangements based on the factors described above, in particular due to large amounts of assets a financial firm’s clients have invested in the funds of the Trust and Allianz Funds and the exclusivity of the financial firm’s partnership with the Distributor. The level of payments under an Alternative Arrangement may be calculated based on the assets invested in the Trust and Allianz Funds by the financial firm’s clients and/or the annual sales by the financial firm of shares of the Trust or Allianz Funds, or using another methodology. Because financial firms may be selected for Alternative Arrangements in part because they have significant client assets invested in the Trust and Allianz Funds, payments under Alternative Arrangements represent a significant percentage of the Distributor’s overall payments to financial firms. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class shares. The payments are also not made with respect to Class R6 shares. In limited circumstances at the Distributor’s discretion, the payments may be made with respect to Institutional Class and Class P shares.

In addition to or separate from the “shelf space” arrangements described above, in some cases, the Distributor will make payments, at its own expense, for special events such as a conference or seminar sponsored by one of the financial firms, which in some cases could represent a significant dollar amount. In certain instances, these special events will be attended by clients of such financial firms. The Distributor may make such payments upon the request of a financial firm and not pursuant to any agreement or commitment by the firm to provide “shelf space” or related services or in return for any level of sales of shares of the Trust or Allianz Funds or other products offered by the Distributor.

The payments described above may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (“12b-1”) fees and (ii) revenue sharing or “shelf space” fees described elsewhere

Prospectus	35

herein paid to such financial intermediaries. Furthermore, the payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager rely primarily on contractual arrangements with financial intermediaries to verify whether such intermediaries are providing the services for which they are receiving such payments. Although the Distributor and the Manager do not audit such financial intermediaries, they may make periodic information requests to verify certain information about the services provided.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds and the Manager will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping sub-transfer agency and other transfer agency administrative services to selected financial intermediaries that sell Fund shares. Please see “Management of the Funds” above.

36	Allianz Multi-Strategy Funds

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Statement of Additional Information. The Statement of Additional Information (which is available free of charge by writing the Distributor or calling 1-800-988-8380) provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs that allow you to reduce or eliminate initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and Contingent Deferred Sales Charges (“CDSCs”)

Additionally, certain direct shareholders may be able to purchase shares of a Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions apply.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open. See “How Fund Shares Are Priced” below for details.

A purchase order received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain financial intermediaries (such as retirement plans and their service providers, clearing agents, and brokerage firms trading with the Trust on an omnibus basis) on a business day prior to the close of regular trading on the NYSE will be effected at the NAV determined on such business day, provided that such order is communicated to the Trust or its designee prior to such time as agreed upon by the Trust and such intermediary after the close of regular trading on the NYSE on such business day or on the following business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business. If your purchase or redemption order is received by the Trust or its designee on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (at the succeeding day’s NAV).

A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an authorized person.

Orders sent to the Distributor’s P.O. Box (as described below for each share class) are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, Boston Financial Data Services, Inc. (“Transfer Agent” or “BFDS”), for execution.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or

Prospectus	37

if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Current NAVs per share for each Fund are available on the Funds’ website at us.allianzgi.com.

Buying Shares— Institutional Class, and Class P Shares	Investors may purchase Institutional Class and Class P shares of the Funds at the relevant NAV of that class without a sales charge. The Statement of Additional Information provides technical information about certain features that are offered exclusively to investors in Institutional Class shares by the Trust.

•

Investment Minimums.  The minimum initial investment for shares of the Institutional Class and Class P is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

•

Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Family of Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail) or, to Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968 (regular mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Class P shares by wiring federal funds to the Transfer Agent. In order to receive instructions for wire transfer the investor may telephone the Trust at 1-800-498-5413. At that time investors should provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

Additionally, Institutional Class investors may send a check payable to the Allianz Family of Funds along with a completed application form to: Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers, or in other circumstances as may be agreed to by the Manager.

•

Additional Investments.  An investor may purchase additional Institutional Class and Class P shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above. Additionally, for Institutional Class shares, an investor may send a check payable to the Allianz Family of Funds, c/o BFDS at the P.O. Box address noted above.

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Other Purchase Information.  Purchases of a Fund’s Institutional Class and Class P shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Other Purchase Information	The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Classes of shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

38	Allianz Multi-Strategy Funds

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Retirement Plans.  Institutional Class and Class P shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, existing 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Buying Shares—Class R6 Shares	Class R6 shares are offered for 401(k) plans, 457 plans, existing employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans and other specified benefit plans whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares are available only to Class R6 Eligible Plans where Class R6 shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial firm).

Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

Class R6 shares are also available for investment by registered funds and 529 portfolios that are advised or sub-advised by AllianzGI U.S. or its affiliates.

Class R6 shares may also be available for investment by Trustees, officers and current and former employees of the Trust, Allianz Funds, the Manager and the Distributor and their affiliates and their immediate family members, and trusts or plans primarily for the benefit of such persons.

Class R6 shares are continuously offered to Class R6 Eligible Plans. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.

Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

Class R6 Eligible Plans which wish to invest directly by mail should send a check payable to the Allianz Family of Funds, along with a completed application form to:

Allianz Family of Funds

P.O. Box 219968

Kansas City, MO 64121-9968

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Funds and should clearly indicate the relevant account number. Class R6 investors should call the Trust at 1-800-498-5413 if they have any questions regarding purchases by mail.

Class R6 shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R6 shares through the account of a financial service firm) and, generally, Class R6 Eligible Plans will hold Class R6 shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Transfer Agent, will have no information with respect to or control over accounts of specific Class R6 shareholders and participants may obtain information about their accounts only through their plan.

Prospectus	39

Investment Minimums.  There is no minimum initial investment, and no minimum required to maintain an account, for Class R6 shares for Class R6 Eligible Plans and other eligible investors.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

In compliance with Rule 22c-2 under the 1940 Act, the Distributor has entered and will enter into agreements with financial intermediaries that trade with the Trust on an omnibus basis pursuant to which such financial intermediaries must, upon request, provide the Funds with certain shareholder identity and trading information so that the Funds can detect, prevent and report market timing or excessive short term trading. If a Fund detects market timing activities either at the omnibus or individual account level, the Fund may require the financial intermediaries to take actions to curtail the activity, which may include restricting a shareholder’s trading activity in the Fund

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

40	Allianz Multi-Strategy Funds

Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. There is no minimum initial investment for Class R6 shares for Class R6 Eligible Plans and other eligible investors.

The Trust reserves the right to redeem Institutional Class, Class P, and Class R6 shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

Notwithstanding the foregoing, due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account and without any prior notice for their then-current value (which will be promptly paid to the investor) if at any time, and for any reason, including solely due to declines in NAV, the shares in the account do not have a value of at least $20. Additionally, the Manager and the Distributor each reserves the right to assess an annual fee of $15 for any accounts with balances that fall below $1,000, subject to the Distributor’s right to make exemptions on a case by case basis. For more information, see “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares” in the Statement of Additional Information.

Exchanging Shares	Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange Institutional Class, Class R6 and Class P shares of any Fund for the same Class of shares of any other Fund or of another series the Trust or of Allianz Funds that offers the same Class of shares. Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust. Shares are exchanged on the basis of their respective NAVs (without a sales charge) next calculated after your exchange order is received by the Trust or its designee. Currently, the Trust does not charge any exchange fees. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

In the case of Institutional Class, Class R6 and Class P shares, an exchange may be made by following the redemption procedure described below under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. With respect to Institutional Class, Class R6 and Class P shares, an investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

In certain circumstances, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to the Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050. You can get an exchange form by calling the Distributor at 1-800-988-8380.

Additionally, certain direct shareholders may be able to make exchanges online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply.

An exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular series of the Trust. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Prospectus	41

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Selling Shares— Institutional Class, Class R6 and Class P Shares— Redemptions of Shares Held Directly with the Trust	•

Redemptions by Mail.  An investor may redeem (sell) shares held directly with the Trust by submitting a written request to Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968 (regular mail) or Boston Financial Data Services, Inc., 330 W.9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•

Redemptions by Telephone or Other Means.  An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature sent as an attachment consisting of a PDF file, for example) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes the Manager and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Manager or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and the Manager or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Timing of Redemption Payments.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays (which may be considerable) in exercising telephone redemption privileges during periods of market volatility. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile or overnight courier.

Selling Shares—Institutional Class, Class R6 and Class P Shares— Redemptions of Shares Held Through Intermediaries or Financial Service Firms	You can sell (redeem) shares through your financial service firm on any day the NYSE is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your shares, you may contact the Distributor at 1-800-498-5413 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

42	Allianz Multi-Strategy Funds

Other Redemption Information	For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and in certain cases must be accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

In addition, for taxable shareholders, a redemption is generally a taxable event that will generate capital gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Timing of Redemption Payments	Payment of redemption proceeds will ordinarily be made on the next business day after the redemption request regardless of the method of payment (e.g., payment by check, wire or electronic transfer (“ACH”)), but may take up to seven calendar days. The Trust may suspend the right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws. In cases where shares have recently been purchased directly from the Trust by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days.

How the Trust Raises Redemption Proceeds	Under normal conditions, the Trust expects to meet redemption requests for a Fund’s shares by using cash or cash equivalents in the Fund’s portfolio, selling the Fund’s portfolio assets to generate cash, accessing overdraft protection available to the Trust pursuant to the Trust’s agreement with its custodian, drawing on the Trust’s line of credit, engaging in interfund lending or by distributing the Fund’s portfolio assets in-kind. The Trust expects to select the method of meeting redemptions on a case-by-case basis, depending on the then-current circumstances and market conditions. As described below under “Redemptions in Kind,” the Trust has agreed to redeem Fund shares in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. Additional redemptions may be paid through in-kind transfers of securities. The Fund selects securities to sell to generate liquidity on the basis of a range of criteria, including, without limitation, liquidity, the Fund’s then-current portfolio composition and/or the portfolio managers’ outlook for specific securities or the market as a whole. In the event the Fund elects to distribute securities in-kind to meet the redemption request, the Fund will distribute a pro rata slice of the Fund’s portfolio securities, subject to certain limitations including odd-lot amounts of securities and restrictions imposed by the shareholder.

The Trust may be more likely to deem in-kind transfers necessary and appropriate, and may also be more likely to draw on its line of credit or engage in interfund lending, during times of deteriorating market conditions or market stress, or when the Fund’s portfolio has increased exposure to less liquid securities. The Fund’s ability to redeem in-kind may be more limited with respect to securities that are subject to transfer restrictions.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution. Such securities remain subject to market risk until they are sold. You may recognize capital gain or loss upon the disposition of such securities.

Cost Basis Reporting	When you redeem, sell or exchange Fund shares, the Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally is required to report to you and the Internal Revenue Service (“IRS”) on an IRS Form 1099-B or other applicable form cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

Prospectus	43

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in the Fund. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please consult the Fund’s Web site at us.allianzgi.com, or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you.

Certificated Shares	The Trust currently does not, and has no intention to, issue share certificates. Should it do so in the future, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Validation” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Validation	When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (“SVP”) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. In individual cases, the Trust may also waive the signature validation requirements at its discretion.

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Shares of the Funds are publicly offered for sale only in the U.S., its territories and possessions.

44	Allianz Multi-Strategy Funds

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semiannual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Prospectus	45

How Fund Shares Are Priced

The NAV per share of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board of Trustees or its Valuation Committee determines that particular circumstances dictate otherwise.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities where appropriate. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

46	Allianz Multi-Strategy Funds

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly	Monthly
AllianzGI PerformanceFee Managed Futures Strategy Fund	•
AllianzGI PerformanceFee Structured US Fixed Income Fund	•
AllianzGI PerformanceFee Structured US Equity Fund	•

In addition, each Fund distributes any net capital gains (i.e., the excess of net long-term gains over net short-term losses) it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of a Fund’s distributions to shareholders may vary from period to period.

A Fund’s dividend and capital gain distributions with respect to Class R6, Class P or Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and any such dividend or capital gain distribution check(s) remain uncashed for more than six months, the proceeds may be invested in additional Fund shares at the NAV calculated on the day of such investment. Additionally, if you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker, plan administrator or other financial intermediary, or call the Distributor at 1-800-498-5413.

Prospectus	47

Tax Consequences

[**To be updated by amendment]

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected (or in the case of a new fund intends to elect) to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•

Taxes on Fund Distributions.  If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions in the manner described herein whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to net capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. If a Fund receives dividends from an Underlying Fund that the Underlying Fund has reported as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund. Distributions from REITs generally do not qualify as qualified dividend income.

A Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any Capital Gain Dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

48	Allianz Multi-Strategy Funds

A Fund’s transactions in derivatives, short sales, or similar or related transactions could affect the amount, timing and character of distributions from the Fund, and could increase the amount and accelerate the timing for payment of taxes by shareholders. In particular, a Fund’s options transactions could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are treated and taxable to shareholders as ordinary income. A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and, therefore, could increase the amount of taxes payable by shareholders.

Investments through tax-qualified retirement plans and other tax-advantaged investors are generally not subject to current federal income tax, although certain real estate-related income may be subject to special rules, including potential taxation and reporting requirements. Shareholders should consult their tax advisers to determine the precise effect of an investment in a Fund on their particular tax situation.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualifying income”). Income from certain commodity-linked investments does not constitute qualifying income to a Fund. The tax treatment of certain other commodity-linked investments is not certain, in particular with respect to whether income and gains from such investments constitute qualifying income. If such income were determined not to constitute qualifying income and were to cause a Fund’s nonqualifying income to exceed 10% of the Fund’s gross income for any year, the Fund would fail the 90% gross income test described above. The Fund could, in some cases, cure such failure by paying a Fund-level tax. If the Fund were ineligible to or otherwise did not cure such failure for any year, its taxable income and gains would be subject to tax at the fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income. A Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited by its intention to qualify as a regulated investment company.

AllianzGI PerformanceFee Managed Futures Strategy Fund may gain exposure to commodity markets by investing in the Subsidiary, [AllianzGI Managed Futures Subsidiary Ltd.]. It is expected that as much as all of the Subsidiary’s income will be “subpart F income” currently included in the Fund’s income as ordinary income for U.S. federal income tax purposes. The rules regarding the circumstances in which such subpart F inclusions will be treated as “qualifying income” for purposes of the 90% gross income requirement described above are unclear and currently under consideration. In the absence of further guidance, the Fund will seek to ensure that it satisfies the 90% gross income requirement, including but not limited to by ensuring that the Subsidiary timely distributes to the Fund an amount equal to the Subsidiary’s subpart F income by the end of the Subsidiary’s taxable year. In order to make such distributions, the Subsidiary may be required to sell investments, including at a time when it may be disadvantageous to do so. Shareholders should consult the SAI for additional information.

The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

•

Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain. See “Cost Basis Reporting” above for a description of reporting rules relating to certain redemptions of Fund shares.

•

A Note on Non-U.S. Investments.  A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If a Fund meets certain requirements relating to its asset holdings, a Fund may be able to elect to pass through to its shareholders a deduction or credit for foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders generally will not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. In addition, a Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28%.

Prospectus	49

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations

Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held

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securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Credit Risk Transfer Securities	Credit risk transfer securities are fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities (“GSEs”). Typically, such securities are issued at par and have stated final maturities. The securities are structured so that: (i) interest is paid directly by the issuing GSE, and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans acquired by the GSE (“reference obligations”). The performance of the securities will be directly affected by the selection of the reference obligations by the GSE. Such securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of securities will have credit exposure to the reference obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the reference obligations, any prepayments by borrowers and any removals of a reference obligation from the pool.

Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the GSE and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario.

The Fund may also invest in credit risk transfer securities that are issued by private entities, such as banks or other financial institutions. Such securities are subject to risks similar to those associated with credit risk transfer securities issued by GSEs.

The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other GSEs or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Industry Focus	Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. See “Summary of Principal Risks—Focused Investment Risk” above.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. Non-U.S. securities may include, but are not limited to, securities of companies that are organized and headquartered outside the U.S.; non-U.S. equity securities as designated by commonly-recognized market data services; U.S. dollar- or non-U.S. currency-denominated corporate debt

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securities of non-U.S. issuers; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; U.S., dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities of other investment companies investing primarily in non-U.S. securities. To the extent a Fund employs investment policies that designate a minimum or maximum level of investment in “non-U.S. securities,” the Manager may assess compliance with such policies by applying a variety of factors (either in addition to or in lieu of one or more of the categories described in the preceding sentence) in order to determine whether a particular security or instrument should be treated as U.S. or non-U.S. For more information about how the Manager may define non-U.S. securities for purposes of a Fund’s asset tests and investment restrictions, see the Fund’s principal investments and strategies under “Principal Investments and Strategies of Each Fund.” For more information about how the Manager may determine whether an issuer is located in a particular country, see “Characteristics and Risks of Securities and Investment Techniques—Location of Issuers.”

The Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (EDRs) and Global Depositary Receipts (“GDRs”). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. To the extent the Fund is subject to maximum percentage limitations on investments in emerging market securities, the Fund calculates those limitations by defining “emerging market securities” as securities issued by companies located in emerging market countries. For more information about how the Manager may determine whether an issuer is “located in” a particular country, see “Characteristics and Risks of Securities and Investment Techniques—Location of Issuers.” To the extent a Fund has a policy to invest a minimum percentage of its assets in emerging market securities, it may use a broader measure, for example, by investing in securities of companies that are tied economically to countries with emerging securities markets.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	To the extent a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	The Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell

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(write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit and Counterparty Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent a Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. In accordance with the 1940 Act restrictions on “senior securities” and SEC staff interpretations on potential leverage through derivatives, a Fund that engages in derivatives trading routinely segregates liquid assets and/or “covers” its derivatives positions, as described in more detail in “Derivative Instruments” in the SAI. While one purpose of segregation and coverage is to mitigate the downside risks of leverage, these practices do not eliminate such risks and cannot prevent a Fund from incurring losses (including significant reductions in NAV) as a result of investing in derivatives. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also,

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the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

From time to time, a Fund may use participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security.

Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to adverse market, economic political or other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Each of the Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Investments in U.S. Government securities and other government securities remain subject to the risks associated with downgrade or default. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities.

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Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point and the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. Certain fixed-income funds can have “negative” duration profiles (which may be achieved through the use of derivatives or other means), meaning they tend to increase in value in response to an increase in interest rates. For these funds, a 1% increase in interest rates would tend to correspond to a 1% increase in value for every year of negative duration. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Senior and Other Bank Loans	The Funds may invest in fixed- and floating-rate loans where a bank or other financial institution is the primary lender or agent, including loans made to or issued by U.S. or non-U.S. banks or other corporations, delayed funding loans and revolving credit facilities. Bank loans may also take the form of direct interests acquired during a primary distribution or the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. The Fund may also gain exposure to bank loans and related investments through the use of total return swaps and/or other derivative instruments.

As noted, the Funds may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

The Funds may also invest in “participations” in bank loans. Participations by the Funds in a lender’s portion of a bank loan typically will result in the Funds having a contractual relationship only with such lender, not with the borrower. As a result, the Funds may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower.

Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

A bank loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution, acting as agent, for a lending syndicate of financial institutions. The agent administers the terms of the loan, as specified in the loan agreement. In addition, the agent is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

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Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. Indebtedness of borrowers whose credit worthiness is poor involves substantially greater risks and may be highly speculative. If the Funds do not receive scheduled interest or principal payments on such indebtedness, the NAV, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Funds may invest in Senior Loans that are unsecured.

The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans are not traded on any national securities exchange. There may also be less public information available about bank loans as compared to other debt securities.

Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet the Fund’s redemption obligations until a substantial period after the sale of the loans. To the extent a senior loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loans and other debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derive interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by the Manager to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

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Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager does not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the Manager determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Private Placement and Restricted Securities Risk	A private placement involves the sale of securities that have not been registered under the Securities Act of 1933 (the “Securities Act”), or relevant provisions of applicable non-U.S. law. In addition to the general risks to which all securities are subject, securities acquired by a Fund in a private placement are generally subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, a Fund may be unable to dispose of such securities when it desires to do so, or at a favorable time or price. Private placements may also present valuation risks. Private placement securities include Rule 144A securities, which are eligible for purchase and sale pursuant to Rule 144A under the Securities Act. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities. Private placement securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain private placement securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying

58	Allianz Multi-Strategy Funds

stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets, and many Underlying Funds lend securities to a similar degree. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. The Funds do not currently have a program in place pursuant to which they could lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	Each Fund may make use of short sales for investment and risk management purposes, including when the Manager anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the

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equity markets. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, the potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or which pays a coupon that is high in relative or absolute terms, or which is denominated in a currency other than the U.S. dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund to the extent that it utilizes short sales. See “Summary of Principal Risks—Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. See “Summary of Principal Risks—Credit and Counterparty Risk”. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on traditional terms. They may instead seek all of their short exposure through derivatives. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above. See “Investment Objectives and Policies—Short Sales” in the Statement of Additional Information for more detail.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

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Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.

However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This generally includes securities that are unregistered, such as securities issued pursuant to Rule 144A under the Securities Act, or that are otherwise exempt from registration under the Securities Act, such as commercial paper. If any Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its NAV, and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities.

REITs and Real Estate-Related Investments	The Funds may invest in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (“REITs”), real estate operating companies (“REOCs”) and related instruments and derivatives. REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in real estate-related investments, such as securities of real estate-related companies, REITs, REOCs and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social economic trends. A Fund investing in REITs and/or REOCs is also subject to the risk that a REIT or REOC will default on its obligations or go bankrupt. As with any investment in real estate, the performance of a REIT or REOC will also depend on factors specific to that instrument, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the management of such REIT or REOC. To the extent a REIT or REOC is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs and/or REOCs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs and REOCs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Mortgage-Related and Asset-Backed Securities	The Fund may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Fund to utilize these instruments successfully may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities.

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Mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or GSE guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool. The loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of another investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in other investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary under the heading “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses do not include expenses associated with investments in the securities of unaffiliated investment companies unless those companies hold themselves out to be investment companies. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller- Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, to the extent a Fund is recently formed, it would have limited performance history, or even none at all, for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other

62	Allianz Multi-Strategy Funds

types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products. Such exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents.

Location of Issuers	A Fund’s policies may be determined by reference to whether an issuer is “located in” a particular country or group of countries. In determining whether an issuer is “located in” a particular country for those purposes, the Manager will consider a number of factors, including but not limited to: (i) whether the issuer’s securities are principally traded in the country’s markets; (ii) where the issuer’s principal offices or operations are located; (iii) where the issuer is headquartered or organized; and (iv) the percentage of the issuer’s revenues derived from goods or services sold or manufactured in the country. The Manager may also consider other factors in making this determination. No single factor will necessarily be determinative nor must all be present for the Manager to determine that an issuer is in a particular country.

Investments in Wholly- Owned Subsidiary	AllianzGI PerformanceFee Structured US Fixed Income Fund may gain exposure to commodity markets by investing in the Subsidiary [AllianzGI Managed Futures Subsidiary Ltd.]. The Subsidiary invests primarily in commodity-related instruments. The Subsidiary may also have exposure to equity and fixed income securities, cash and cash equivalents, pooled investment vehicles (including those that are not registered pursuant to the 1940 Act) and other investments, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Manager is the adviser of the Subsidiary. The Subsidiary may invest without limitation in commodity-related instruments. However, the Subsidiary and the Fund will comply in the aggregate with the same 1940 Act asset coverage requirements with respect to its investments in derivatives that are applicable to the Fund’s direct transactions in derivatives. The Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, and the Subsidiary and the Fund generally will comply with these restrictions on an aggregate basis. The Fund will limit its investments in the Subsidiary to no more than 25% of its total assets.

The Subsidiary is managed on an aggregate basis with the Fund pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted with respect to the Fund. As a result, the Manager, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, transactions with affiliated persons, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary.

The Manager provides investment management and other services to the Subsidiary. [To the extent the Manager receives compensation from the Subsidiary in connection with its services, such compensation is structured identically to the compensation paid directly by the Fund to the Manager, and is netted out from amounts that would otherwise be payable directly by the Fund to the Manager. The Subsidiary is expected to enter into separate contracts for the provision of custody (which are consistent with the requirements of the 1940 Act) and audit services with the same or with affiliates of the same service providers that provide those services to the Fund.] The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s annual and semiannual reports to shareholders.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. The Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of AllianzGI U.S. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to AllianzGI U.S. and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of AllianzGI U.S.’s clients, including the Funds. Please see the Statement

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of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds or the Manager. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Additional Information	The Board of Trustees of the Trust oversees generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ investment adviser, sub-advisers, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this prospectus, nor the related statement of additional information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Financial Highlights

The Funds recently commenced operations and as a result audited financial highlights are not available for the Funds; audited financial statements for the Funds are not included in the Trust’s shareholder reports.

66	Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds

INVESTMENT MANAGER

Allianz Global Investors U.S. LLC, 1633 Broadway, New York, NY 10019, 600 West Broadway, San Diego, CA 92101 and 555 Mission Street, Suite 1700 San Francisco, CA 94105

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199

For further information about the Allianz Multi-Strategy Funds and Allianz Funds call 1-800-498-5413 or visit our Web site at us.allianzgi.com.

The Trust’s Statement of Additional Information (“SAI”) includes and annual and semiannual reports to shareholders include, or when they become available, will include, additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-498-5413, or by writing to:

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semiannual reports, free of charge, on our Web site at us.allianzgi.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-22167

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